Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN MUTUAL FUND INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2023